Quarterly Holdings Report
for

Fidelity Flex℠ Freedom Blend Funds

Fidelity Flex℠ Freedom Blend 2050 Fund (formerly Fidelity Flex℠ Freedom 2050 Fund)

December 31, 2019

Z50-QTLY-0220
1.9884249.102

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	847	$12,730
Fidelity Series Commodity Strategy Fund (a)	938	4,463
Fidelity Series Large Cap Growth Index Fund (a)	855	9,986
Fidelity Series Large Cap Stock Fund (a)	632	10,012
Fidelity Series Large Cap Value Index Fund (a)	1,425	18,790
Fidelity Series Small Cap Opportunities Fund (a)	363	5,078
Fidelity Series Value Discovery Fund (a)	438	5,951
TOTAL DOMESTIC EQUITY FUNDS
(Cost $63,909)		67,010

International Equity Funds - 39.9%
Fidelity Series Canada Fund (a)	227	2,566
Fidelity Series Emerging Markets Fund (a)	166	1,619
Fidelity Series Emerging Markets Opportunities Fund (a)	705	14,547
Fidelity Series International Growth Fund (a)	582	10,195
Fidelity Series International Index Fund (a)	325	3,460
Fidelity Series International Small Cap Fund (a)	159	2,744
Fidelity Series International Value Fund (a)	1,029	10,190
Fidelity Series Overseas Fund (a)	503	5,426
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $47,642)		50,747

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (a)	85	819
Fidelity Series Floating Rate High Income Fund (a)	19	180
Fidelity Series High Income Fund (a)	94	904
Fidelity Series Inflation-Protected Bond Index Fund (a)	254	2,551
Fidelity Series International Credit Fund (a)	5	52
Fidelity Series Long-Term Treasury Bond Index Fund (a)	365	3,217
Fidelity Series Real Estate Income Fund (a)	51	572
TOTAL BOND FUNDS
(Cost $8,314)		8,295

Short-Term Funds - 0.9%
Fidelity Series Government Money Market Fund 1.65% (a)(b)	212	212
Fidelity Series Short-Term Credit Fund (a)	21	212
Fidelity Series Treasury Bill Index Fund (a)	64	635
TOTAL SHORT-TERM FUNDS
(Cost $1,055)		1,059
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $120,920)		127,111
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$127,112

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,621	$--	$2,782	$--	$(415)	$576	$--
Fidelity Series Blue Chip Growth Fund	4,724	9,061	1,965	603	86	824	12,730
Fidelity Series Canada Fund	1,094	1,365	8	34	1	114	2,566
Fidelity Series Commodity Strategy Fund	3,356	1,239	139	64	(11)	18	4,463
Fidelity Series Emerging Markets Debt Fund	789	64	35	36	(2)	3	819
Fidelity Series Emerging Markets Fund	1,103	502	--	35	--	14	1,619
Fidelity Series Emerging Markets Opportunities Fund	9,972	3,194	--	349	--	1,381	14,547
Fidelity Series Floating Rate High Income Fund	169	10	--	8	--	1	180
Fidelity Series Government Money Market Fund 1.65%	783	593	1,164	12	--	--	212
Fidelity Series Growth Company Fund	9,575	--	9,956	--	871	(490)	--
Fidelity Series High Income Fund	847	58	18	44	(1)	18	904
Fidelity Series Inflation-Protected Bond Index Fund	337	2,222	7	29	--	(1)	2,551
Fidelity Series International Credit Fund	48	3	--	3	--	1	52
Fidelity Series International Growth Fund	10,196	1,393	2,867	358	158	1,315	10,195
Fidelity Series International Index Fund	--	3,315	3	64	--	148	3,460
Fidelity Series International Small Cap Fund	2,446	506	496	126	(16)	304	2,744
Fidelity Series International Value Fund	10,130	1,913	2,508	397	(182)	837	10,190
Fidelity Series Intrinsic Opportunities Fund	11,762	704	12,014	455	(863)	411	--
Fidelity Series Investment Grade Bond Fund	957	96	1,093	13	51	(11)	--
Fidelity Series Large Cap Growth Index Fund	--	10,259	1,084	120	33	778	9,986
Fidelity Series Large Cap Stock Fund	10,196	1,040	2,036	695	3	809	10,012
Fidelity Series Large Cap Value Index Fund	2,845	17,348	1,702	1,118	29	270	18,790
Fidelity Series Long-Term Treasury Bond Index Fund	3,984	1,025	1,836	290	125	(81)	3,217
Fidelity Series Opportunistic Insights Fund	5,149	90	5,495	--	308	(52)	--
Fidelity Series Overseas Fund	--	5,010	--	20	--	416	5,426
Fidelity Series Real Estate Income Fund	528	47	14	34	--	11	572
Fidelity Series Short-Term Credit Fund	196	158	144	5	--	2	212
Fidelity Series Small Cap Discovery Fund	1,377	31	1,435	30	(30)	57	--
Fidelity Series Small Cap Opportunities Fund	4,226	1,351	730	276	(39)	270	5,078
Fidelity Series Stock Selector Large Cap Value Fund	7,766	1	8,226	--	(61)	520	--
Fidelity Series Treasury Bill Index Fund	--	922	287	3	--	--	635
Fidelity Series Value Discovery Fund	5,500	782	815	226	(2)	486	5,951
	$112,676	$64,302	$58,859	$5,447	$43	$8,949	$127,111

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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